Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Definite-lived intangible assets, amortization expense	$ 84	$ 125
Estimates annual amortization expense, 2019	77
Estimates annual amortization expense, 2020	75
Estimates annual amortization expense, 2021	50
Estimates annual amortization expense, 2022	44
Estimates annual amortization expense, 2023	$ 41